Summary of significant accounting policies - Property and equipment, net (Details)	Jun. 30, 2025
Motor vehicle
Property and equipment, net
Estimated useful lives	4 years
Office equipment
Property and equipment, net
Estimated useful lives	3 years
Leasehold improvement
Property and equipment, net
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember